Note 11 - (Loss) Income Per Share (Details Textual) - Ordinary Shares [Member] - $ / shares	Jan. 05, 2026	Dec. 19, 2025	Jun. 30, 2026	Jan. 04, 2026	Dec. 18, 2025	Jun. 30, 2025
Share Consolidation Unit, Shares Converted				20	20
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.002	$ 0.002	$ 0.002	$ 0.0001	$ 0.0001	$ 0.0001
Shares Consolidation Unit, Share Issued	1	1